Assumption Used to Estimate Fair Value of Option Granted (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Dividend Yield	0.00%	0.00%	0.00%
Expected Volatility	52.00%	54.00%	55.00%
Risk Free Interest Rate	2.00%	2.00%	2.00%
Expected Lives	5 years	5 years	5 years